Statement of Assets and Liabilities	Sep. 30, 2022 USD ($) $ / shares shares
Assets
Investment in gold, at fair value (a)	$ 41,400,126	[1]
Total assets	41,400,126
Liabilities
Sponsor's fee payable	4,498
Commitments and contingent liabilities (Note 7)	0
Total liabilities	4,498
Net assets	$ 41,395,628
Shares issued (b) | shares	1,850,000	[2]
Shares outstanding (b) | shares	1,850,000	[2]
Net asset value per Share | $ / shares	$ 22.38

[1]	Cost of investment in gold bullion: $43,822,585.
[2]	No par value, unlimited amount authorized.